Financial assets at fair value through other comprehensive income - Summary of ordinary shares without significant influence (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Movement In Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
At the beginning of the year	¥ 129,060
At the end of the year	104,970	¥ 129,060
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure In Tabular Form Of Movement In Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
At the beginning of the year	129,060	0
Additions	0	139,203
Fair value change	(24,090)	(10,143)
At the end of the year	¥ 104,970	¥ 129,060